SCHEDULE OF SUPPLEMENTAL INFORMATION RELATED TO LEASES (Details) - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Lease Right-of-use Asset And Lease Liabilities
Cash paid for amounts included in the measurement of lease liabilities: Operating cash flow used in operating leases	$ 3,946,431	$ 1,650,847
Right-of-use assets obtained in exchange for new operating leases liabilities	$ 470,763	$ 9,380,402
Weighted average remaining lease term - Operating leases (years)	1 year 9 months 18 days	2 years 9 months 18 days
Weighted average discount rate - Operating leases	4.75%	4.35%